UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07810

Exact name of registrant as specified in charter:
Delaware Investments® Colorado Municipal Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders

Semiannual Report

Delaware Investments Closed-End Municipal Bond Funds	September 30, 2010

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Table of contents

> Sector/State allocations	1

> Statements of net assets	3

> Statements of operations	16

> Statements of changes in net assets	17

> Financial highlights	18

> Notes to financial statements	22

> Other Fund information	30

> About the organization	31

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit www.delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2010, and are subject to change. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Sector allocations

As of September 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Arizona Municipal Income Fund, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	99.96%
Corporate-Backed Revenue Bonds	6.20%
Education Revenue Bonds	12.55%
Electric Revenue Bonds	11.82%
Healthcare Revenue Bonds	21.38%
Housing Revenue Bonds	1.26%
Lease Revenue Bonds	6.48%
Local General Obligation Bonds	4.57%
Pre-Refunded/Escrowed to Maturity Bonds	5.42%
Special Tax Revenue Bonds	15.29%
State General Obligation Bond	0.85%
Transportation Revenue Bonds	6.01%
Water & Sewer Revenue Bonds	8.13%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Delaware Investments
Minnesota Municipal Income Fund II, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	98.24%
Corporate-Backed Revenue Bonds	5.94%
Education Revenue Bonds	8.44%
Electric Revenue Bonds	10.07%
Healthcare Revenue Bonds	18.26%
Housing Revenue Bonds	8.10%
Lease Revenue Bonds	6.28%
Local General Obligation Bonds	9.35%
Pre-Refunded/Escrowed to Maturity Bonds	20.34%
Special Tax Revenue Bonds	3.52%
State General Obligation Bonds	1.35%
Transportation Revenue Bonds	5.66%
Water & Sewer Revenue Bond	0.93%
Short-Term Investment	0.39%
Total Value of Securities	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Delaware Investments
Colorado Municipal Income Fund, Inc.
Percentage
Sector	of Net Assets
Municipal Bonds	98.75%
Corporate-Backed Revenue Bonds	1.29%
Education Revenue Bonds	20.21%
Electric Revenue Bonds	6.17%
Healthcare Revenue Bonds	13.88%
Housing Revenue Bonds	2.74%
Lease Revenue Bonds	4.34%
Local General Obligation Bonds	8.40%
Pre-Refunded/Escrowed to Maturity Bonds	15.55%
Special Tax Revenue Bonds	11.05%
State General Obligation Bonds	5.59%
Transportation Revenue Bonds	2.17%
Water & Sewer Revenue Bonds	7.36%
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

(continues)       1

Sector/State allocations

Delaware Investments
National Municipal Income Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.50%
Corporate-Backed Revenue Bonds	14.57%
Education Revenue Bonds	12.66%
Electric Revenue Bond	1.90%
Healthcare Revenue Bonds	18.43%
Housing Revenue Bonds	6.91%
Lease Revenue Bond	0.33%
Local General Obligation Bonds	1.71%
Special Tax Revenue Bonds	20.30%
State General Obligation Bonds	6.21%
Transportation Revenue Bonds	12.64%
Water & Sewer Revenue Bonds	1.84%
Total Value of Securities	97.50%
Receivables and Other Assets Net of Liabilities	2.50%
Total Net Assets	100.00%

State	(as a % of fixed income investments)
Alabama	1.44%
Arizona	1.94%
California	9.05%
Colorado	0.99%
Florida	25.72%
Georgia	3.09%
Hawaii	1.94%
Illinois	1.05%
Iowa	1.68%
Kansas	0.46%
Louisiana	0.80%
Maryland	3.21%
Massachusetts	2.01%
Michigan	0.51%
Missouri	1.63%
Montana	1.01%
New Hampshire	1.01%
New Jersey	0.70%
New Mexico	1.61%
New York	9.81%
Ohio	3.84%
Oregon	0.43%
Pennsylvania	11.22%
Puerto Rico	10.44%
Texas	3.60%
Washington D.C.	0.81%
Total	100.00%

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 99.96%
Corporate-Backed Revenue Bonds – 6.20%
• Maricopa County Pollution Control
Revenue Refunding (Public Service -
Palo Verde Project)
Series B 5.20% 6/1/43	$500,000	$524,765
• Navajo County Pollution Control
Revenue (Arizona Public Services -
Cholla) Series D 5.75% 6/1/34	500,000	541,670
Pima County Industrial Development
Authority Pollution Control Revenue
(Tucson Electric Power San Juan)
5.75% 9/1/29	250,000	259,763
Series A
4.95% 10/1/20	500,000	535,010
5.25% 10/1/40	400,000	404,344
Salt Verde Financial Gas Revenue
Senior Note 5.00% 12/1/37	400,000	381,136
		2,646,688
Education Revenue Bonds – 12.55%
Arizona Board of Regents System
Revenue (University of Arizona)
Series A 5.00% 6/1/39	500,000	530,465
Series 8-A 5.00% 6/1/18	150,000	178,986
Arizona Health Facilities Authority
Healthcare Education Facilities
Revenue (Kirksville College)
5.125% 1/1/30	500,000	514,625
Glendale Industrial Development
Authority Revenue Refunding
(Midwestern University)
5.00% 5/15/31	350,000	365,687
5.125% 5/15/40	300,000	310,233
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	1,014,100
Pima County Industrial Development
Authority Educational Revenue
Refunding (Tucson Country Day
School Project) 5.00% 6/1/37	500,000	423,895
South Campus Group Student
Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	1,016,060
University of Puerto Rico System
Revenue Series Q 5.00% 6/1/36	1,000,000	999,930
		5,353,981
Electric Revenue Bonds – 11.82%
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	100,000	102,118
Series WW 5.50% 7/1/38	200,000	210,944
Series XX 5.25% 7/1/40	805,000	841,821
Series ZZ 5.25% 7/1/26	400,000	439,008
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
Series A
5.00% 1/1/31	1,000,000	1,027,810
5.00% 1/1/39	1,000,000	1,078,020
Series B 5.00% 1/1/25	1,250,000	1,343,350
		5,043,071
Healthcare Revenue Bonds – 21.38%
Arizona Health Facilities
Authority Revenue
(Banner Health) Series D
5.50% 1/1/21	500,000	556,090
(Catholic Healthcare West) Series D
5.00% 7/1/28	500,000	512,430
Glendale Industrial Development
Authority Hospital Revenue
Refunding (John C. Lincoln Health)
5.00% 12/1/42	1,000,000	947,940
Maricopa County Industrial
Development Authority Health
Facilities Revenue (Catholic
Healthcare West) Series A
5.25% 7/1/32	400,000	413,276
6.00% 7/1/39	500,000	541,315
Scottsdale Industrial Development
Authority Hospital Revenue
Refunding (Scottsdale Healthcare)
Series A 5.25% 9/1/30	500,000	509,310
Show Low Industrial Development
Authority Hospital Revenue
Refunding (Navapache Regional
Medical Center) Series A
5.50% 12/1/17 (ACA)	1,600,000	1,601,984
University Medical Center
Hospital Revenue
5.00% 7/1/33	1,000,000	978,640
5.00% 7/1/35	500,000	486,805
6.50% 7/1/39	500,000	546,660
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,030,879
		9,125,329
Housing Revenue Bonds – 1.26%
Phoenix Industrial Development Authority
Single Family Mortgage Statewide
Revenue Series A 5.35% 6/1/20
(GNMA) (FNMA) (FHLMC) (AMT)	305,000	305,326
Pima County Industrial Development
Authority Single Family Mortgage
Housing Revenue Series A-1
6.125% 11/1/33 (GNMA) (FNMA)
(FHLMC) (AMT)	30,000	30,031

(continues)       3

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Puerto Rico Housing Finance Authority
Subordinate-Capital Foundation
Modernization 5.50% 12/1/18	$175,000	$200,503
		535,860
Lease Revenue Bonds – 6.48%
Arizona Certificates of Participation
Department Administration
Series A 5.25% 10/1/25 (AGM)	500,000	552,030
Arizona Game & Fishing Department
& Commission Beneficial Interest
Certificates (AGF Administration
Building Project) 5.00% 7/1/26	640,000	669,715
Nogales Development Authority
Municipal Facilities Revenue
5.00% 6/1/30 (AMBAC)	500,000	484,450
Pima County Industrial Development
Authority Lease Revenue Metro Police
Facility (Nevada Project) Series A
5.25% 7/1/31	500,000	531,310
5.375% 7/1/39	500,000	526,705
		2,764,210
Local General Obligation Bonds – 4.57%
• Gila County Unified School District #10
(Payson School Improvement
Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	500,000	544,035
Maricopa County School District #6
(Washington Elementary) Refunding
Series A 5.375% 7/1/13 (AGM)	1,250,000	1,404,838
		1,948,873
§Pre-Refunded/Escrowed to Maturity Bonds – 5.42%
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.125% 7/1/31-11	250,000	259,150
Southern Arizona Capital Facilities
Finance (University of Arizona
Project) 5.00% 9/1/23-12 (NATL-RE)	1,000,000	1,087,280
University of Arizona Certificates
of Participation (University
of Arizona Project) Series B
5.125% 6/1/22-12 (AMBAC)	500,000	537,940
Virgin Islands Public Finance
Authority Revenue (Gross
Receipts Tax Loan Note) Series A
6.125% 10/1/29-10 (ACA)	425,000	429,318
		2,313,688
Special Tax Revenue Bonds – 15.29%
Flagstaff Aspen Place Sawmill
Improvement District Revenue
5.00% 1/1/32	385,000	385,239
Gilbert Public Facilities Municipal
Property Revenue 5.00% 7/1/25	500,000	550,550
Glendale Municipal Property Series A
5.00% 7/1/33 (AMBAC)	2,000,000	2,058,099
Marana Tangerine Farm Road
Improvement District Revenue
4.60% 1/1/26	924,000	924,869
Peoria Municipal Development
Authority Sales Tax & Excise
Shared Revenue (Senior Lien &
Subordinate Lien) 5.00% 1/1/18	1,085,000	1,268,180
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series C 6.00% 8/1/39	300,000	335,934
Queen Creek Improvement District #1
5.00% 1/1/32	1,000,000	1,002,340
		6,525,211
State General Obligation Bond – 0.85%
Puerto Rico Commonwealth Refunding
(Public Improvement) Series C
6.00% 7/1/39	335,000	363,177
		363,177
Transportation Revenue Bonds – 6.01%
Phoenix Civic Improvement
Airport Revenue
Junior Lien Series A 5.25% 7/1/33	500,000	535,420
(Senior Lien) Series B 5.25% 7/1/27
(NATL-RE) (FGIC) (AMT)	2,000,000	2,028,060
		2,563,480
Water & Sewer Revenue Bonds – 8.13%
Phoenix Civic Improvement
Wastewater Systems Revenue
Junior Lien 5.00% 7/1/19 (NATL-RE)	850,000	982,685
Refunding 5.00% 7/1/24
(NATL-RE) (FGIC)	1,000,000	1,027,000
Phoenix Civic Improvement Water
Systems Revenue Junior Lien
Series A 5.00% 7/1/39	900,000	969,651
Scottsdale Water & Sewer Revenue
Refunding 5.00% 7/1/19	400,000	491,036
		3,470,372
Total Municipal Bonds
(cost $41,053,486)		42,653,940

Total Value of Securities – 99.96%
(cost $41,053,486)		42,653,940
Receivables and Other Assets
Net of Liabilities – 0.04%		18,942
Net Assets Applicable to 2,982,200
Shares Outstanding; Equivalent to
$14.31 Per Share – 100.00%		$42,672,882

Components of Net Assets at September 30, 2010:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$40,651,205
Undistributed net investment income	380,050
Accumulated net realized gain on investments	41,173
Net unrealized appreciation of investments	1,600,454
Total net assets	$42,672,882

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying Notes, which are an integral part of the financial statements.

(continues)       5

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.

September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.75%
Corporate-Backed Revenue Bond – 1.29%
Public Authority for Colorado Energy
National Gas Purpose Revenue
Series 2008 6.50% 11/15/38	$750,000	$902,048
		902,048
Education Revenue Bonds – 20.21%
Boulder County Development Revenue
Refunding (University Corporation
for Atmospheric Research)
5.00% 9/1/26 (NATL-RE)	3,000,000	3,030,779
Colorado Board of Governors Revenue
(University Enterprise System)
Series A 5.00% 3/1/39	700,000	747,789
Colorado Educational & Cultural
Facilities Authority Revenue
(Bromley Charter School Project)
Refunding 5.25% 9/15/32 (XLCA)	1,000,000	1,018,960
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	3,000,000	3,001,740
(Littleton Charter School Project)
Refunding 4.375% 1/15/36 (CIFG)	1,200,000	1,074,708
Student Housing
(Campus Village Apartments)
Refunding 5.00% 6/1/23	1,065,000	1,136,568
Student Housing (University
of Northern Colorado)
Series A 5.00% 7/1/31 (NATL-RE)	2,500,000	2,501,725
University of Colorado
Enterprise Systems Revenue
Series A 5.375% 6/1/38	750,000	825,743
Western State College 5.00% 5/15/34	750,000	793,560
		14,131,572
Electric Revenue Bonds – 6.17%
Platte River Power Authority
Revenue Series HH 5.00% 6/1/28	1,500,000	1,689,030
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	685,000	699,508
Series WW 5.50% 7/1/38	300,000	316,416
Series XX 5.25% 7/1/40	750,000	784,305
Series ZZ 5.25% 7/1/26	750,000	823,140
		4,312,399
Healthcare Revenue Bonds – 13.88%
Aurora Hospital Revenue
(Children’s Hospital Association
Project) Series A 5.00% 12/1/40	500,000	510,735
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	784,013
Series D 6.125% 10/1/28	750,000	862,658
(Evangelical Lutheran)
5.25% 6/1/23	1,000,000	1,040,849
Series A 6.125% 6/1/38	750,000	772,590
Colorado Health Facilities
Authority Revenue (continued)
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	2,515,000	2,538,640
(Total Long-Term Care National)
Series A 6.00% 11/15/30	400,000	402,984
Colorado Springs Hospital Revenue
Refunding 6.25% 12/15/33	750,000	821,340
Denver Health & Hospital Authority
Healthcare Revenue 5.625% 12/1/40	750,000	761,835
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	502,405
6.00% 11/15/29	650,000	706,050
		9,704,099
Housing Revenue Bonds – 2.74%
Colorado Housing & Finance
Authority (Single Family
Mortgage – Class I) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	500,000	532,695
Puerto Rico Housing Finance Authority
Subordinate-Capital Foundation
Modernization
5.125% 12/1/27	1,000,000	1,039,150
5.50% 12/1/18	300,000	343,719
		1,915,564
Lease Revenue Bonds – 4.34%
Aurora Certificates of Participation
Refunding Series A 5.00% 12/1/30	630,000	682,454
Glendale Certificates of Participation
5.00% 12/1/25 (XLCA)	1,500,000	1,584,150
• Puerto Rico Public Buildings
Authority Revenue Refunding
(Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	700,000	768,061
		3,034,665
Local General Obligation Bonds – 8.40%
Adams & Arapahoe Counties
Joint School District #28J (Aurora)
6.00% 12/1/28	600,000	715,386
Arapahoe County Water &
Wastewater Public Improvement
District Refunding Series A
5.125% 12/1/32 (NATL-RE)	5,000	642,944
Boulder Larimer & Weld Counties
Vrain Valley School District Re-1J
5.00% 12/15/33	750,000	802,268
Bowles Metropolitan District Refunding
5.00% 12/1/33 (AGM)	2,000,000	2,038,279
Denver City & County School District #1
Series A 5.00% 12/1/29	240,000	269,090

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Jefferson County School District #R-001
Refunding 5.25% 12/15/24	$750,000	$932,768
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	470,410
		5,871,145

§Pre-Refunded/Escrowed to Maturity Bonds – 15.55%
Colorado Educational & Cultural
Facilities Authority
(University of Colorado
Foundation Project)
5.00% 7/1/27-12 (AMBAC)	4,000,000	4,295,080
(University of Denver Project)
Refunding & Improvement Series B
5.25% 3/1/35-16 (FGIC)	1,000,000	1,205,350
Denver Convention Center Hotel
Authority Revenue Refunding Senior
Series A 5.00% 12/1/33-13 (XLCA)	3,000,000	3,360,510
Northwest Parkway Public Highway
Authority Senior Series A
5.25% 6/15/41-11 (AGM)	350,000	367,980
Westminster Building Authority
Certificates of Participation
5.25% 12/1/22-11 (NATL-RE)	1,555,000	1,642,920
		10,871,840

Special Tax Revenue Bonds – 11.05%
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (XLCA)	1,575,000	1,432,368
Puerto Rico Commonwealth Highway
& Transportation Authority Revenue
Series K 5.00% 7/1/30	750,000	764,228
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series B 5.75% 8/1/37	590,000	638,769
Series C 6.00% 8/1/39	500,000	559,890
Regional Transportation District Sales
Tax Revenue (Fastracks Project)
Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,274,050
4.50% 11/1/36 (AGM)	3,000,000	3,059,189
		7,728,494

State General Obligation Bonds – 5.59%
Guam Government
Series A 7.00% 11/15/39	750,000	838,770
Puerto Rico Commonwealth
Refunding (Public Improvement)
Series A 5.50% 7/1/19 (NATL-RE)	2,250,000	2,519,235
Series C 6.00% 7/1/39	505,000	547,476
		3,905,481
Transportation Revenue Bonds – 2.17%
Denver City & County Airport Revenue
System Series A 5.25% 11/15/36	750,000	800,933
Regional Transportation District
Colorado Private Activity Revenue
(Denver Transportation Partners)
6.00% 1/15/41	675,000	717,566
		1,518,499

Water & Sewer Revenue Bonds – 7.36%
Colorado Springs Utilities Revenue
Systems Improvement Revenue
Series C 5.50% 11/15/48	750,000	811,020
Colorado Water Resources & Power
Development Authority Small
Water Revenue
Un-Refunded Balance Series A
5.80% 11/1/20 (FGIC) (NATL-RE)	780,000	781,154
Colorado Water Resources & Power
Development Authority Water
Resources Revenue
(Parker Water & Sanitation District)
Series D
5.125% 9/1/34 (NATL-RE)	1,500,000	1,524,390
5.25% 9/1/43 (NATL-RE)	2,000,000	2,032,800
		5,149,364
Total Municipal Bonds
(cost $65,759,533)		69,045,170

Total Value of Securities – 98.75%
(cost $65,759,533)		69,045,170
Receivables and Other Assets
Net of Liabilities – 1.25%		875,606
Net Assets Applicable to 4,837,100
Shares Outstanding; Equivalent to
$14.46 Per Share – 100.00%		$69,920,776

Components of Net Assets at September 30, 2010:
Common stock, $0.01 par value,
200 million shares authorized to the Fund		$66,918,121
Undistributed net investment income		262,136
Accumulated net realized loss on investments		(545,118)
Net unrealized appreciation of investments		3,285,637
Total net assets		$69,920,776

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.

(continues)       7

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
CIFG — Insured by CDC IXIS Financial Guaranty
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Insured by Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
XLCA — Insured by XL Capital Assurance
VA — Veterans Administration Collateral

See accompanying Notes, which are an integral part of the financial statements.

Delaware Investments Minnesota Municipal Income Fund II, Inc.
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.24%
Corporate-Backed Revenue Bonds – 5.94%
Cloquet Pollution Control Revenue
Refunding (Potlatch Project)
5.90% 10/1/26	$5,500,000	$5,413,925
Laurentian Energy Authority I
Cogeneration Revenue Series A
5.00% 12/1/21	3,325,000	3,436,321
Sartell Environmental Improvement
Revenue Refunding
(International Paper) Series A
5.20% 6/1/27	1,000,000	1,004,370
		9,854,616

Education Revenue Bonds – 8.44%
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	1,500,000	1,535,070
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,109,150
Series 7-D 5.00% 3/1/30	1,120,000	1,245,451
(College of St. Benedict) Series
5-W 5.00% 3/1/20	2,000,000	2,056,780
(St. Mary’s University) Series 5-U
4.80% 10/1/23	1,400,000	1,426,628
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,396,925
Series 7-A 5.00% 10/1/39	1,000,000	1,055,240
University of Minnesota
Series A 5.25% 4/1/29	1,000,000	1,139,180
Series C 5.00% 12/1/19	1,290,000	1,547,381
University of the Virgin Islands
Improvement Series A
5.375% 6/1/34	500,000	507,315
		14,019,120

Electric Revenue Bonds – 10.07%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	266,728
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	1,900,000	1,954,055
5.25% 10/1/19	1,610,000	1,758,249
Puerto Rico Electric Power Authority
Revenue Series XX 5.25% 7/1/40	1,645,000	1,720,242
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.25% 1/1/14 (AMBAC)	5,250,000	5,922,630
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/30 (NATL-RE)	5,000,000	5,103,150
		16,725,054
Healthcare Revenue Bonds – 18.26%
Bemidji Health Care Facilities First
Mortgage Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	1,500,000	1,509,480
City of Minneapolis 4.875% 8/1/25	1,000,000	1,020,500
Fergus Falls Health Care Facilities
Revenue (Lake Region
Healthcare) 5.00% 8/1/30	1,000,000	996,190
Glencoe Health Care Facilities
Revenue (Glencoe Regional Health
Services Project) 5.00% 4/1/25	2,000,000	2,010,800
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,000,000	1,012,160
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	600,000	693,882
Series B 6.50% 11/15/38
(ASSURED GTY)	295,000	339,200
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	2,032,400
Minnesota Agricultural & Economic
Development Board Revenue
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	100,000	100,085
6.375% 11/15/29	195,000	197,246
Rochester Health Care & Housing
Revenue Refunding (Samaritan
Bethany) Series A 7.375% 12/1/41	1,220,000	1,299,654
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,536,943
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30	1,125,000	1,188,191
Series D 5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,601,610
St. Louis Park Health Care Facilities
Revenue Refunding (Park Nicollet
Health Services)
5.75% 7/1/39	1,500,000	1,565,865
Series C 5.50% 7/1/23	1,000,000	1,077,990
St. Paul Housing & Redevelopment
Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,380,000	1,535,236
Series A-1 5.25% 11/15/29	1,395,000	1,462,937
(Children’s Hospital)
5.00% 8/15/34 (AGM)	500,000	524,405
(Health Partners Obligation
Group Project) 5.25% 5/15/36	2,000,000	1,955,780
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,000,140
(Senior Carondelet Village
Project) Series A 6.00% 8/1/42	770,000	775,929

(continues)       9

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment
Authority Revenue (Franciscan
Health Elderly Project)
5.40% 11/20/42 (GNMA) (FHA)	$2,700,000	$2,728,026
University of Minnesota Special
Purposes Revenue (State
Supported - Biomed Science
Research Facilities Funding
Project) Series A 5.00% 8/1/35	1,040,000	1,142,024
Winona Health Care Facilities
Revenue Refunding (Winona
Health Obligation Group)
5.00% 7/1/23	1,010,000	1,013,081
		30,319,754

Housing Revenue Bonds – 8.10%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage
Park Apartments Project)
6.20% 7/1/30 (FHA) (HUD) (AMT)	1,105,000	1,106,260
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC – U.S. Bank N.A.)	890,000	891,575
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	755,000	755,506
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,043,020
(Sumner Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	2,000,000	2,017,220
Minnesota Housing Finance Agency
Revenue (Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	1,004,130
Series D 5.95% 2/1/18 (NATL-RE)	120,000	120,502
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,475,000	1,480,708
•Series D 4.75% 7/1/32 (AMT)	1,000,000	999,930
Series I 5.15% 7/1/38 (AMT)	745,000	755,884
Series L 5.10% 7/1/38 (AMT)	1,495,000	1,513,224
Washington County Housing &
Redevelopment Authority
Revenue Refunding
(Woodland Park Apartments
Project) 4.70% 10/1/32	750,000	756,330
		13,444,289

Lease Revenue Bonds – 6.28%
Andover Economic Development
Authority Public Facilities
Lease Revenue Refunding
(Andover Community Center)
5.125% 2/1/24	205,000	226,066
5.20% 2/1/29	410,000	453,120
Puerto Rico Public Buildings
Authority Revenue Un-Refunded
Balance (Government Facilities)
Series D 5.25% 7/1/27	530,000	535,698
St. Paul Port Authority
Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,543,984
5.25% 12/1/27	2,800,000	2,906,428
(Robert Street Office Building
Project) Series 3-11 5.00% 12/1/27	2,000,000	2,093,140
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	692,104
5.375% 10/1/30	965,000	975,740
		10,426,280

Local General Obligation Bonds – 9.35%
Dakota County Community
Development Agency
Governmental Housing Refunding
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,187,406
Minneapolis Special School District #1
5.00% 2/1/19 (AGM)	1,175,000	1,268,753
Morris Independent School District #769
5.00% 2/1/28 (NATL-RE)	3,750,000	4,062,225
Rocori Independent School District #750
(School Building) Series B
5.00% 2/1/22	1,010,000	1,181,589
5.00% 2/1/24	1,075,000	1,244,689
5.00% 2/1/25	1,115,000	1,283,231
5.00% 2/1/26	1,155,000	1,321,008
Washington County Housing &
Redevelopment Authority
Refunding Series B
5.50% 2/1/22 (NATL-RE)	1,705,000	1,786,482
5.50% 2/1/32 (NATL-RE)	2,140,000	2,178,991
		15,514,374

§Pre-Refunded/Escrowed to Maturity Bonds – 20.34%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24-14	295,000	325,314
5.20% 2/1/29-14	590,000	652,050
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue (Bloomington
Single Family Residential
Mortgage) Series B 8.375% 9/1/21
(GNMA) (FHA) (VA) (AMT)	7,055,000	9,998,559

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Southern Minnesota Municipal
Power Agency Power
Supply Revenue Refunding
Series A 5.75% 1/1/18-11	$3,715,000	$4,047,195
Series B 5.50% 1/1/15 (AMBAC)	390,000	407,651
St. Louis Park Health Care Facilities
Revenue (Park Nicollet Health
Services) Series B 5.25% 7/1/30-14	1,250,000	1,443,425
St. Paul Housing & Redevelopment
Authority Sales Tax (Civic
Center Project)
5.55% 11/1/23	2,300,000	2,484,920
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,537,680
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	3,201,496
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,904,840
Western Minnesota Municipal
Power Agency Power Supply
Revenue Series A 6.625% 1/1/16	1,535,000	1,768,335
		33,771,465

Special Tax Revenue Bonds – 3.52%
Minneapolis Community Planning
& Economic Development
Department Supported
(Common Bond Fund)
Series 5 5.70% 12/1/27	375,000	375,968
(Limited Tax Common Bond Fund)
Series A 6.75% 12/1/25 (AMT)	865,000	867,604
Minneapolis Development Revenue
(Limited Tax Supported
Common Bond Fund) Series 1
5.50% 12/1/24 (AMT)	1,000,000	1,043,510
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/46	800,000	800,176
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series B 5.75% 8/1/37	1,200,000	1,299,191
St. Paul Port Authority (Brownsfields
Redevelopment Tax) Series 2
5.00% 3/1/37	895,000	941,316
Virgin Islands Public Finance
Authority Revenue (Senior Lien
Matching Fund Loan Note)
Series A 5.25% 10/1/23	500,000	520,595
		5,848,360

State General Obligation Bonds – 1.35%
Minnesota State 5.00% 6/1/14	1,000,000	1,150,000
Puerto Rico Commonwealth Public
Improvement Refunding
Series C 6.00% 7/1/39	1,010,000	1,094,950
		2,244,950
Transportation Revenue Bonds – 5.66%
Minneapolis - St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22 (NATL-RE)	3,000,000	3,107,070
5.00% 1/1/28 (NATL-RE)	2,120,000	2,162,358
5.25% 1/1/16 (NATL-RE)	1,000,000	1,072,810
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	2,050,620
5.25% 1/1/24 (NATL-RE)
(FGIC) (AMT)	1,000,000	1,003,060
		9,395,918

Water & Sewer Revenue Bond – 0.93%
St. Paul Sewer Revenue Series D
5.00% 12/1/21	1,325,000	1,541,770
		1,541,770
Total Municipal Bonds
(cost $153,595,204)		163,105,950

Short-Term Investment – 0.39%
Variable Rate Demand Note – 0.39%
• Minneapolis & St. Paul Housing &
Redevelopment Authority Health
Care System Revenue (Allina
Health System) Series B-2
0.30% 11/15/35 (LOC – JPMorgan
Chase Bank N.A.)	650,000	650,000
Total Short-Term Investment
(cost $650,000)		650,000

Total Value of Securities – 98.63%
(cost $154,245,204)		163,755,950
Receivables and Other Assets
Net of Liabilities – 1.37%		2,273,484
Net Assets Applicable to 11,504,975
Shares Outstanding; Equivalent to
$14.43 Per Share – 100.00%		$166,029,434

Components of Net Assets at September 30, 2010:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$157,931,075
Undistributed net investment income		604,731
Accumulated net realized loss on investments		(2,017,118)
Net unrealized appreciation of investments		9,510,746
Total net assets		$166,029,434

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.

(continues)       11

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Insured by Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

See accompanying Notes, which are an integral part of the financial statements.

Delaware Investments National Municipal Income Fund
September 30, 2010 (Unaudited)

		Principal
		Amount	Value
Municipal Bonds – 97.50%
Corporate-Backed Revenue Bonds – 14.57%
•	Brazos, Texas Harbor Industrial
	Development Environmental Facilities
	Revenue (Dow Chemical Project)
	5.90% 5/1/38 (AMT)	$125,000	$129,629
	Buckeye, Ohio Tobacco Settlement
	Financing Authority Asset-Backed
	Senior Turbo Series A-2
	5.875% 6/1/47	320,000	235,120
	6.50% 6/1/47	130,000	105,018
	Clayton County, Georgia Development
	Authority Special Facilities Revenue
	(Delta Airlines) Series B
	9.00% 6/1/35 (AMT)	200,000	217,072
	Golden State, California Tobacco
	Securitization Settlement Revenue
	(Asset-Backed Senior Notes)
	Series A-1 5.125% 6/1/47	370,000	252,999
•	Gulf Coast Waste Disposal Authority, Texas
	Environmental Facilities Revenue
	(BP Products North America)
	2.30% 1/1/26	35,000	35,039
	2.30% 1/1/42	70,000	70,078
	Harris County, Texas Industrial
	Development Solid Waste Disposal
	Revenue (Deer Park Refining Project)
	5.00% 2/1/23	150,000	159,305
	Hawaii State Department Budget &
	Finance Special Purpose Revenue
	(Hawaiian Electric Subsidiary)
	6.50% 7/1/39	290,000	323,115
	Iowa Finance Authority Pollution
	Control Facilities Revenue
	Refunding (Interstate Power)
	5.00% 7/1/14 (FGIC)	500,000	541,504
	Louisiana Local Government Environmental
	Facilities & Community
	(Westlake Chemical) Series A
	6.50% 8/1/29	245,000	257,319
	Maryland State Economic Development
	Port Facilities Revenue Refunding
	(CNX Marine Terminals)
	5.75% 9/1/25	175,000	180,707
	M-S-R Energy Authority, California Gas
	Revenue Series A
	6.125% 11/1/29	115,000	126,591
	6.50% 11/1/39	210,000	244,371
•	New York City, New York Industrial
	Development Agency Special
	Facilities Revenue (American
	Airlines - JFK International Airport)
	7.625% 8/1/25 (AMT)	450,000	474,281
	New York Liberty Development
	5.625% 7/15/47	300,000	312,960
	Ohio State Air Quality Development
	Authority Revenue (First Energy
	Generation) Series A 5.70% 8/1/20	260,000	296,091
	Pennsylvania Economic Development
	Financing Authority Exempt
	Facilities Revenue (Allegheny
	Energy Supply) 7.00% 7/15/39	345,000	395,418
	Selma, Alabama Industrial Development
	Board Revenue Gulf Opportunity Zone
	(International Paper) Series A
	5.80% 5/1/34	445,000	464,251
			4,820,868

Education Revenue Bonds – 12.66%
	Bowling Green, Ohio Student Housing
	Revenue (CFP I - State University
	Project) 6.00% 6/1/45	270,000	277,954
	California Statewide Communities
	Development Authority School
	Facilities Revenue (Aspire Public
	Schools) 6.125% 7/1/46	265,000	270,904
	California Statewide Communities
	Development Authority Student
	Housing Revenue (Irvine, LLC - UCI
	East Campus) 6.00% 5/15/23	470,000	516,004
	Marietta, Georgia Development Authority
	Revenue Refunding (Life University
	Income Project) 7.00% 6/15/39	430,000	438,385
	Maryland State Economic Development
	Student Housing Revenue (University of
	Maryland College Park Projects)
	5.75% 6/1/33	370,000	382,377
	Massachusetts State Health & Educational
	Facilities Authority Revenue (Nichols
	College Project) Series C 6.125% 10/1/29	250,000	251,310
	Michigan Finance Authority Educational
	Facilities Revenue (Senior St. Catherine
	Seina) Series A 8.00% 10/1/30	165,000	165,942
	Montgomery County, Pennsylvania Higher
	Education & Health Authority Revenue
	(Arcadia University) 5.25% 4/1/30	550,000	568,282
	New Jersey Economic Development
	Authority Revenue MSU Student
	Housing (Provident Group – Montclair
	LLC) 5.875% 6/1/42	215,000	226,737
	Oregon State Facilities Authority
	Revenue (Concordia University
	Project) Series A 6.125% 9/1/30	135,000	138,368
	Pennsylvania State Higher Educational
	Facilities Authority Student Housing
	Revenue (Edinboro University
	Foundation) 5.80% 7/1/30	300,000	314,073
	(University Properties – East Stroudsburg
	University) 5.25% 7/1/19	300,000	325,368
	Troy, New York Capital Resource
	Revenue (Rensselaer Polytechnic)
	Series A 5.125% 9/1/40	300,000	311,934
			4,187,638

(continues)       13

Statements of net assets

Delaware Investments National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Electric Revenue Bond – 1.90%
Puerto Rico Electric Power Authority
Revenue Series XX 5.25% 7/1/40	$600,000	$627,444
		627,444

Healthcare Revenue Bonds – 18.43%
Brevard County, Florida Healthcare
Facilities Authority Revenue (Heath
First Income Project) Series B
7.00% 4/1/39	90,000	101,613
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	150,000	173,741
Hawaii Pacific Health Special Purpose
Revenue Series A 5.50% 7/1/40	300,000	301,095
Illinois Finance Authority Revenue (Silver
Cross & Medical Centers) 7.00% 8/15/44	300,000	337,977
Lycoming County, Pennsylvania Authority
Health System Revenue (Susquehanna
Health System Project) Series A
5.50% 7/1/28	500,000	519,300
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue (Catholic Healthcare
West) Series A 6.00% 7/1/39	225,000	243,592
Massachusetts State Health & Education
Facilities Authority Revenue
(Caregroup) Refunding Series E-2
5.375% 7/1/19	360,000	396,727
Montana Facilities Finance Authority
Revenue (Sisters Leavenworth) Series A
5.25% 1/1/40	300,000	324,402
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	300,000	326,331
New Mexico State Hospital Equipment
Loan Council Revenue (Presbyterian
Healthcare) 5.00% 8/1/39	500,000	519,140
Ohio State Hospital Facilities Revenue
Refunding (Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	325,200
Orange County, Florida Health
Facilities Authority Revenue
(Orlando Regional Healthcare)
Series A 6.25% 10/1/18 (NATL-RE)	1,325,000	1,549,189
Philadelphia Hospitals & Higher
Education Facilities Authority
Revenue (Temple University Health
System) Series B 5.50% 7/1/30	300,000	292,221
Scottsdale, Arizona Industrial
Development Authority Hospital
Revenue Refunding (Scottsdale
Healthcare) Series A 5.00% 9/1/23	360,000	382,885
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic
Health East) Series A 5.00% 11/15/40	300,000	304,269
		6,097,682
Housing Revenue Bonds – 6.91%
California Housing Finance
Agency Revenue (Home Mortgage)
Series M 5.95% 8/1/25 (AMT)	245,000	259,744
California Municipal Finance Authority
Mobilehome Park Revenue (Caritas
Projects) Series A 6.40% 8/15/45	230,000	229,595
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	275,000	278,237
Volusia County, Florida Multifamily
Housing Finance Authority
(San Marco Apartments) Series A
5.60% 1/1/44 (AGM) (AMT)	1,500,000	1,516,800
		2,284,376

Lease Revenue Bond – 0.33%
• Capital Area Cultural Education Facilities
Finance Texas Revenue (Roman
Catholic Diocese) Remarketing
Series B 6.125% 4/1/45	105,000	108,472
		108,472

Local General Obligation Bonds – 1.71%
New York City, New York
Fiscal 2003 Subordinate Series I-1
5.375% 4/1/36	250,000	276,563
Fiscal 2009 Subordinate Series A-1
5.25% 8/15/21	250,000	290,860
		567,423

Special Tax Revenue Bonds – 20.30%
Anne Arundel County, Maryland Special
Obligation (National Business Park –
North Project) 6.10% 7/1/40	200,000	204,400
Brooklyn Arena Local Development,
New York Pilot Revenue (Barclays
Center Project) 6.50% 7/15/30	300,000	334,983
California State Economic Recovery
Series A 5.25% 7/1/21	260,000	307,252
Jacksonville, Florida Sales Tax Revenue
(Better Jacksonville)
5.00% 10/1/30 (NATL-RE)	500,000	514,370
Jacksonville, Florida Transportation
Revenue Refunding
5.25% 10/1/29 (NATL-RE)	1,000,000	1,031,300
Manchester, Missouri Tax Increment &
Transportation Revenue Refunding
(Highway 141 Manchester Road
Project) 6.875% 11/1/39	165,000	170,209
Miami-Dade County, Florida
Special Obligation (Capital
Appreciation & Income) Series B
5.00% 10/1/35 (NATL-RE)	2,000,000	2,038,080
New York State Dormitory Authority
(State Personal Income Tax Revenue –
Education) Series A 5.00% 3/15/38	570,000	612,032

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Thruway Authority
(State Personal Income Tax Revenue –
Transportation) Series A 5.00% 3/15/22	$200,000	$230,406
Puerto Rico Sales Tax Financing Sales Tax
Revenue First Subordinate Series A
5.75% 8/1/37	245,000	265,252
Ω(Capital Appreciation) 6.75% 8/1/32	610,000	527,101
Series C 6.00% 8/1/39	295,000	330,335
^ Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue (Capital
Appreciation) Sales Tax Subordinate
Lien Series B 6.07% 6/1/21	260,000	148,346
		6,714,066
State General Obligation Bonds – 6.21%
California State Various Purposes
6.00% 4/1/38	105,000	116,928
New York State Refunding Series A
5.00% 2/15/39	300,000	321,048
Puerto Rico Commonwealth
(Public Improvement) Refunding
Series A 5.50% 7/1/19 (NATL-RE)	1,250,000	1,399,575
Series C 6.00% 7/1/39	200,000	216,822
		2,054,373
Transportation Revenue Bonds – 12.64%
Bay Area Toll Authority, California Toll
Bridge Authority Revenue (San
Francisco Bay Area) Series F-1
5.625% 4/1/44	235,000	263,825
Florida Ports Financing Commission
Revenue (State Transportation
Trust Fund) 5.375% 6/1/27
(NATL-RE) (AMT)	1,000,000	1,000,559
Maryland State Economic Development
Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	255,000	267,906
Metropolitan Washington D.C. Airports
Authority Dulles Toll Road Revenue (First
Senior Lien) Series A 5.25% 10/1/44	245,000	262,035
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 5.25% 6/1/39	300,000	317,001
Subordinate Series D 5.125% 12/1/40	390,000	409,321
Regional Transportation District,
Colorado Denver Transportation
6.00% 1/15/41	300,000	318,918
Sacramento County, California Airport
Services Revenue (PFC/Grant)
Subordinate Series C 6.00% 7/1/41	300,000	329,565
St. Louis, Missouri Airport Revenue
(Lambert-St Louis International)
Series A-1 6.625% 7/1/34	325,000	354,458
Texas Private Activity Bond Surface
Transportation Senior Note
(LBJ Infrastructure) 7.00% 6/30/40	285,000	312,389
(Mobility Partners) 7.50% 12/31/31	300,000	347,256
		4,183,233
Water & Sewer Revenue Bonds – 1.84%
Atlanta, Georgia Water & Wastewater
Revenue Series A 6.25% 11/1/39	300,000	342,030
Florida Water Pollution Control Financing
Revenue Series A 5.00% 1/15/25	235,000	266,405
		608,435
Total Municipal Bonds
(cost $30,103,160)		32,254,010

Total Value of Securities – 97.50%
(cost $30,103,160)		32,254,010
Receivables and Other Assets
Net of Liabilities – 2.50%		827,338
Net Assets Applicable to 2,422,200
Shares Outstanding, Equivalent to
$13.66 Per Share – 100.00%		$33,081,348

Components of Net Assets at September 30, 2010:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$33,208,317
Undistributed net investment income		264,758
Accumulated net realized loss on investments		(2,542,577)
Net unrealized appreciation of investments		2,150,850
Total net assets		$33,081,348

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying Notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments Closed-End Municipal Bond Funds
Six Months Ended September 30, 2010 (Unaudited)

	Delaware	Delaware	Delaware	Delaware
	Investments	Investments	Investments	Investments
	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Income	Income	Income	Income
	Fund, Inc.	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$1,003,025	$1,651,142	$3,970,543	$842,566

Expenses:
Management fees	84,030	137,620	328,010	64,820
Accounting and administration expenses	8,326	13,636	32,500	6,423
Audit and tax	6,536	7,224	9,712	6,322
Dividend disbursing and transfer agent fees and expenses	6,501	8,798	23,177	8,472
Pricing fees	3,027	3,338	5,360	3,856
Reports and statements to shareholders	2,895	6,071	15,907	4,842
Legal fees	2,160	862	2,814	303
Stock exchange fees	1,390	2,138	5,359	1,113
Directors’/Trustees’ fees	1,155	1,892	4,513	891
Insurance fees	986	1,598	3,888	750
Dues and services	456	687	1,491	361
Consulting fees	337	536	1,284	261
Registration fees	283	283	396	396
Custodian fees	270	419	1,082	276
Directors’/Trustees’ expenses	92	130	308	73
Taxes (Pennsylvania franchise tax)	—	—	5,900	—
Total operating expenses	118,444	185,232	441,701	99,159
Net Investment Income	884,581	1,465,910	3,528,842	743,407

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,607	123,255	202,883	107,874
Net change in unrealized appreciation/depreciation of investments	1,554,664	2,059,383	3,854,096	1,203,656
Net Realized and Unrealized Gain on Investments	1,559,271	2,182,638	4,056,979	1,311,530

Net Increase in Net Assets Resulting from Operations	$2,443,852	$3,648,548	$7,585,821	$2,054,937

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Arizona Municipal		Colorado Municipal
	Income Fund, Inc.		Income Fund, Inc.
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10
	(Unaudited)		(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$884,581	$1,718,485	$1,465,910	$2,935,660
Net realized gain on investments	4,607	397,279	123,255	1,000,097
Net change in unrealized appreciation/depreciation of investments	1,554,664	2,548,883	2,059,383	2,519,706
Net increase in net assets resulting from operations	2,443,852	4,664,647	3,648,548	6,455,463

Dividends and Distributions to Common Shareholders from:
Net investment income	(767,917)	(1,438,912)	(1,378,574)	(2,757,147)
Net realized gain on investments	(98,413)	(74,555)	—	—
	(866,330)	(1,513,467)	(1,378,574)	(2,757,147)

Net Increase in Net Assets	1,577,522	3,151,180	2,269,974	3,698,316

Net Assets:
Beginning of period	41,095,360	37,944,180	67,650,802	63,952,486
End of period	$42,672,882	$41,095,360	$69,920,776	$67,650,802

Undistributed net investment income	$380,050	$268,364	$262,136	$176,704

	Delaware Investments		Delaware Investments
	Minnesota Municipal		National Municipal
	Income Fund II, Inc.		Income Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,528,842	$6,924,251	$743,407	$1,383,491
Net realized gain (loss) on investments	202,883	457,242	107,874	(344,009)
Net change in unrealized appreciation/depreciation of investments	3,854,096	9,715,309	1,203,656	2,879,326
Net increase in net assets resulting from operations	7,585,821	17,096,802	2,054,937	3,918,808

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,278,918)	(6,557,836)	(623,717)	(1,235,322)
	(3,278,918)	(6,557,836)	(623,717)	(1,235,322)

Net Increase in Net Assets	4,306,903	10,538,966	1,431,220	2,683,486

Net Assets:
Beginning of period	161,722,531	151,183,565	31,650,128	28,966,642
End of period	$166,029,434	$161,722,531	$33,081,348	$31,650,128

Undistributed net investment income	$604,731	$362,513	$264,758	$145,793

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Arizona Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$13.780	$12.720	$13.850	$14.730	$14.730	$15.070

Income (loss) from investment operations:
Net investment income	0.297	0.576	0.707	0.906	0.932	0.951
Net realized and unrealized gain (loss) on investments	0.524	0.992	(1.093)	(0.783)	0.160	(0.177)
Dividends on preferred stock from:
Net investment income	—	—	(0.174)	(0.312)	(0.297)	(0.232)
Net realized gain on investments	—	—	—	(0.023)	(0.013)	(0.002)
Total dividends on preferred stock	—	—	(0.174)	(0.335)	(0.310)	(0.234)
Total from investment operations	0.821	1.568	(0.560)	(0.212)	0.782	0.540

Less dividends and distributions to common shareholders from:
Net investment income	(0.258)	(0.483)	(0.570)	(0.610)	(0.750)	(0.860)
Net realized gain on investments	(0.033)	(0.025)	—	(0.058)	(0.032)	(0.020)
Total dividends and distributions	(0.291)	(0.508)	(0.570)	(0.668)	(0.782)	(0.880)

Net asset value, end of period	$14.310	$13.780	$12.720	$13.850	$14.730	$14.730

Market value, end of period	$13.240	$11.840	$9.900	$12.390	$14.790	$15.980

Total investment return based on:2
Market value	14.45%	25.04%	(15.86% )	(11.86% )	(2.58% )	9.74%
Net asset value	6.28%	13.27%	(3.29% )	(1.08% )	5.26%	3.31%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$42,673	$41,095	$37,944	$41,294	$43,916	$43,923
Ratio of expenses to average net assets applicable to common shares3	0.56%	0.58%	0.96%	1.07%	1.05%	1.03%
Ratio of net investment income to average net assets
applicable to common shares3	4.21%	4.27%	5.37%	6.34%	6.34%	6.28%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares4	4.21%	4.27%	4.05%	3.99%	4.23%	4.72%
Portfolio turnover	4%	20%	4%	18%	17%	2%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)5	$—	$—	$—	$25,000	$25,000	$25,000
Net asset coverage per share of preferred shares, end of period5	$—	$—	$—	$132,588	$137,832	$137,847
Liquidation value per share of preferred shares5,6	$—	$—	$—	$50,000	$50,000	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $25,024,395. See Note 7 in “Notes to financial statements.”
6 Excluding any accumulated but unpaid dividends.

See accompanying Notes, which are an integral part of the financial statements.

Delaware Investments Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$13.990	$13.220	$14.260	$15.100	$15.260	$15.580

Income (loss) from investment operations:
Net investment income	0.303	0.607	0.755	0.937	0.985	1.018
Net realized and unrealized gain (loss) on investments	0.452	0.733	(0.965)	(0.604)	0.069	(0.129)
Dividends on preferred stock from:
Net investment income	—	—	(0.173)	(0.264)	(0.274)	(0.213)
Net realized gain on investments	—	—	—	(0.050)	(0.019)	(0.006)
Total dividends on preferred stock	—	—	(0.173)	(0.314)	(0.293)	(0.219)
Total from investment operations	0.755	1.340	(0.383)	0.019	0.761	0.670

Less dividends and distributions to common shareholders from:
Net investment income	(0.285)	(0.570)	(0.657)	(0.720)	(0.850)	(0.960)
Net realized gain on investments	—	—	—	(0.139)	(0.071)	(0.030)
Total dividends and distributions	(0.285)	(0.570)	(0.657)	(0.859)	(0.921)	(0.990)

Net asset value, end of period	$14.460	$13.990	$13.220	$14.260	$15.100	$15.260

Market value, end of period	$13.920	$13.390	$11.240	$15.060	$15.940	$18.650

Total investment return based on:2
Market value	6.14%	24.49%	(21.63% )	(0.14% )	(9.86% )	14.64%
Net asset value	5.52%	10.55%	(2.66% )	(0.19% )	4.35%	3.44%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$69,921	$67,651	$63,952	$68,973	$73,056	$73,833
Ratio of expenses to average net assets applicable to common shares3	0.54%	0.56%	0.91%	1.03%	1.01%	0.95%
Ratio of net investment income to average net assets
applicable to common shares3	4.26%	4.41%	5.55%	6.37%	6.49%	6.51%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares4	4.26%	4.41%	4.28%	4.23%	4.56%	5.11%
Portfolio turnover	9%	20%	16%	16%	11%	12%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)5	$—	$—	$—	$40,000	$40,000	$40,000
Net asset coverage per share of preferred shares, end of period5	$—	$—	$—	$136,216	$141,320	$142,291
Liquidation value per share of preferred shares5,6	$—	$—	$—	$50,000	$50,000	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $40,042,778. See Note 7 in “Notes to financial statements.”
6 Excluding any accumulated but unpaid dividends.

See accompanying Notes, which are an integral part of the financial statements.

(continues)       19

Financial highlights

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$14.060	$13.140	$14.190	$14.880	$14.730	$14.890

Income (loss) from investment operations:
Net investment income	0.307	0.602	0.776	0.962	0.963	0.971
Net realized and unrealized gain (loss) on investments	0.348	0.888	(1.013)	(0.674)	0.225	0.012
Dividends on preferred stock from:
Net investment income	—	—	(0.175)	(0.318)	(0.298)	(0.243)
Total dividends on preferred stock	—	—	(0.175)	(0.318)	(0.298)	(0.243)
Total from investment operations	0.655	1.490	(0.412)	(0.030)	0.890	0.740

Less dividends to common shareholders from:
Net investment income	(0.285)	(0.570)	(0.638)	(0.660)	(0.740)	(0.900)
Total dividends	(0.285)	(0.570)	(0.638)	(0.660)	(0.740)	(0.900)

Net asset value, end of period	$14.430	$14.060	$13.140	$14.190	$14.880	$14.730

Market value, end of period	$13.200	$12.740	$11.250	$13.450	$14.640	$16.200

Total investment return based on:2
Market value	5.90%	18.58%	(11.91% )	(3.58% )	(5.13% )	4.73%
Net asset value	4.87%	12.04%	(2.48% )	0.08%	6.05%	4.69%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$166,029	$161,723	$151,184	$163,305	$171,143	$169,481
Ratio of expenses to average net assets applicable to common shares3,5	0.54%	0.56%	0.98%	1.18%	1.20%	1.07%
Ratio of net investment income to average net assets
applicable to common shares3	4.30%	4.36%	5.74%	6.61%	6.52%	6.45%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares4	4.30%	4.36%	4.45%	4.43%	4.50%	4.86%
Portfolio turnover	4%	19%	15%	6%	3%	8%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)6	$—	$—	$—	$95,000	$95,000	$95,000
Net asset coverage per share of preferred shares, end of period6	$—	$—	$—	$135,950	$140,075	$139,200
Liquidation value per share of preferred shares6,7	$—	$—	$—	$50,000	$50,000	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the years ended March 31, 2009, 2008, and 2007. See Notes 1 and 8 in “Notes to financial statements.”

6 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $95,083,577. See Note 7 in “Notes to financial statements.”
7 Excluding any accumulated but unpaid dividends.

See accompanying Notes, which are an integral part of the financial statements.

Delaware Investments National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$13.070	$11.960	$13.360	$14.560	$14.650	$15.340

Income (loss) from investment operations:
Net investment income	0.307	0.571	0.704	0.919	0.960	1.017
Net realized and unrealized gain (loss) on investments	0.541	1.049	(1.367)	(1.081)	0.141	(0.236)
Dividends on preferred stock from:
Net investment income	—	—	(0.172)	(0.311)	(0.285)	(0.202)
Net realized gain on investments	—	—	—	(0.015)	(0.018)	(0.055)
Total dividends on preferred stock	—	—	(0.172)	(0.326)	(0.303)	(0.257)
Total from investment operations	0.848	1.620	(0.835)	(0.488)	0.798	0.524

Less dividends and distributions to common shareholders from:
Net investment income	(0.258)	(0.510)	(0.565)	(0.668)	(0.820)	(0.970)
Net realized gain on investments	—	—	—	(0.044)	(0.068)	(0.244)
Total dividends and distributions	(0.258)	(0.510)	(0.565)	(0.712)	(0.888)	(1.214)

Net asset value, end of period	$13.660	$13.070	$11.960	$13.360	$14.560	$14.650

Market value, end of period	$13.100	$12.140	$10.850	$11.950	$14.530	$16.050

Total investment return based on:2
Market value	10.08%	16.69%	(4.31% )	(13.11% )	(4.12% )	14.75%
Net asset value	6.62%	13.97%	(5.65% )	(3.05% )	5.27%	2.76%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$33,081	$31,650	$28,967	$32,365	$35,256	$35,492
Ratio of expenses to average net assets applicable to common shares3	0.61%	0.63%	1.06%	1.16%	1.10%	1.07%
Ratio of net investment income to average net assets
applicable to common shares3	4.59%	4.48%	5.63%	6.54%	6.58%	6.70%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares4	4.59%	4.48%	4.25%	4.22%	4.51%	5.01%
Portfolio turnover	27%	69%	36%	17%	9%	28%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)5	$—	$—	$—	$20,000	$20,000	$20,000
Net asset coverage per share of preferred shares, end of period5	$—	$—	$—	$130,914	$138,141	$138,731
Liquidation value per share of preferred shares5,6	$—	$—	$—	$50,000	$50,000	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $20,019,516. See Note 7 in “Notes to financial statements.”
6 Excluding any accumulated but unpaid dividends.

See accompanying Notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds
September 30, 2010 (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Municipal Fund), Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Arizona Municipal Fund, Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE Amex Equities, the successor to the American Stock Exchange.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. Each Fund, except National Municipal Income Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended September 30, 2010.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2010.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. There were no earnings credits for the six months ended September 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average weekly net assets of each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended September 30, 2010, the Funds were charged as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$1,050	$1,719	$4,098	$810

At September 30, 2010, each Fund had liabilities payable to affiliates as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Investment management fee payable to DMC	$14,013	$22,951	$54,547	$10,845
Accounting administration and other expenses	175	286	680	135
payable to DSC
Other expenses payable to DMC and affiliates*	3,270	6,531	15,090	1,473

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$304	$474	$1,134	$242

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Purchases	$2,450,070	$6,130,780	$7,157,349	$8,847,969
Sales	1,693,721	6,615,529	7,997,264	9,836,146

At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Cost of investments	$41,016,999	$65,755,041	$154,166,796	$30,095,786
Aggregate unrealized appreciation	$1,881,093	$3,674,007	$9,873,641	$2,181,157
Aggregate unrealized depreciation	(244,152)	(383,878)	(284,487)	(22,933)
Net unrealized appreciation	$1,636,941	$3,290,129	$9,589,154	$2,158,224

(continues)       23

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2010:

Arizona Municipal Fund
Level 2
Municipal Bonds	$42,653,940
Total	$42,653,940

Colorado Municipal Fund
Level 2
Municipal Bonds	$69,045,170
Total	$69,045,170

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$163,105,950
Short-Term	650,000
Total	$163,755,950

National Municipal Fund
Level 2
Municipal Bonds	$32,254,010
Total	$32,254,010

There were no Level 3 securities at the beginning or end of the period for any Fund.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ fiscal year ending, March 31, 2011 and interim periods therein. During the six months ended September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2010 and year ended March 31, 2010 was as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Six Months Ended 9/30/10*
Long-term capital gain	$97,833	$—	$—	$—
Ordinary income	580	—	—	12,514
Tax-exempt income	767,917	1,378,574	3,278,918	611,203
Total	$866,330	$1,378,574	$3,278,918	$623,717

Year Ended 3/31/10
Long-term capital gain	$74,555	$—	$—	$—
Ordinary income	—	—	—	18,011
Tax-exempt income	1,438,912	2,757,147	6,557,836	1,217,311
Total	$1,513,467	$2,757,147	$6,557,836	$1,235,322

*Tax information for the six months ended September 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2010, the estimated components of net assets on a tax basis were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Shares of beneficial interest	$40,651,205	$66,918,121	$157,931,075	$33,208,317
Undistributed long-term capital gains	4,686	—	—	—
Undistributed tax-exempt income	380,050	262,136	604,731	264,758
Realized gains 4/1/10 - 9/30/10	—	123,308	162,363	99,424
Capital loss carryforwards as of 3/31/10	—	(672,918)	(2,257,889)	(2,649,375)
Unrealized appreciation of investments	1,636,941	3,290,129	9,589,154	2,158,224
Net assets	$42,672,882	$69,920,776	$166,029,434	$33,081,348

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Undistributed net investment income	$(4,978)	$(1,904)	$(7,706)	$(925)
Accumulated net realized gain	4,978	1,904	7,706	925

(continues)       25

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2010 will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2013	$—	$9,826	$—
2016	—	—	18,596
2017	672,918	1,983,869	1,770,984
2018	—	264,194	859,795
Total	$672,918	$2,257,889	$2,649,375

For the six months ended September 30, 2010, the Funds had capital gains, as follows, which may reduce the capital loss carryforwards:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$123,308	$162,363	$99,424

6. Capital Stock

Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2010. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, BNY Mellon Shareowner Services, in the open market.

For the six months ended September 30, 2010, the Funds did not have any transactions in common shares.

7. Redemption of Preferred Shares

On October 7, 2008, the Funds’ Board approved a plan to redeem all outstanding preferred shares issued by the Funds. At the time, the market was experiencing extraordinary volatility, which resulted in significantly higher rates on the preferred shares. Management recommended the redemption of the Funds’ preferred shares because of the increasing difficulty for the Funds to invest the assets attributable to the preferred shares in securities that provided a rate of return in excess of the dividend rates payable on the preferred shares. These higher costs, in conjunction with market conditions at that time, could cause the Funds to realize an overall lower rate of return than if the Funds were not leveraged. Each Fund’s Board may consider adding some form of leverage to the Funds in the future if warranted by economic conditions at that time.

Prior to the redemption, each preferred share had a liquidation preference of $50,000 plus an amount equal to accumulated but unpaid dividends. The effective dates and redemption values are as follows:

	Shares Redeemed	Total
Arizona Municipal Fund
Effective 10/24/08
Series A	250	$12,512,197.50
Series B	250	12,512,197.50
Total	500	$25,024,395.00

Colorado Municipal Fund
Effective 10/22/08
Series A	270	$13,516,758.90
Series B	270	13,516,758.90
		$27,033,517.80
Effective 10/29/08
Colorado A	95	$4,753,593.85
Colorado B	95	4,753,593.85
		$9,507,187.70
Effective 11/5/08
Series A	35	$1,751,036.00
Series B	35	1,751,036.00
		$3,502,072.00
Total	800	$40,042,777.50

Minnesota Municipal Fund II
Effective 10/22/08
Series B	355	$17,772,038.40
Effective 10/24/08
Series A	355	$17,767,320.45
Series C	227	11,361,075.33
Series D	177	8,858,635.83
		$37,987,031.61
Effective 10/29/08 and 10/31/08
Series A	115	$5,753,645.50
Series B	115	5,754,350.45
Series C	80	4,002,536.00
Series D	60	3,001,902.00
		$18,512,433.95
Effective 11/5/08 and 11/7/08
Series B	130	$6,503,848.00
Series A	130	6,503,738.80
Series C	93	4,652,674.68
Series D	63	3,151,811.88
		$20,812,073.36
Total	1,900	$95,083,577.32

National Municipal Fund
Effective 10/24/08
Series A	200	$10,009,758.00
Series B	200	10,009,758.00
Total	400	$20,019,516.00

In connection with these transactions, each Fund liquidated a corresponding amount of its investments to fund the redemptions.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At September 30, 2010, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local and national economic conditions, as applicable and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its

(continues)       27

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

9. Credit and Market Risk (continued)

obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At September 30, 2010, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

Arizona Municipal Fund	35%
Colorado Municipal Fund	41%
Minnesota Municipal Fund II	23%
National Municipal Fund	30%

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds’ Liquidity Procedures.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Investments in Municipal Securities Issued by the State of Florida

On September 13, 2007, shareholders of Delaware Investments National Municipal Income Fund (formerly Delaware Investments Florida Insured Municipal Income Fund) approved (1) the elimination of the Fund’s fundamental investment policy that required the Fund to invest primarily in insured municipal securities issued by the State of Florida and (2) the adoption of a new fundamental investment policy permitting the Fund to invest in un-insured municipal securities issued by states other than Florida. The Fund’s portfolio managers began to transition the Fund’s portfolio to include un-insured municipal bonds issued by other states and territories on October 15, 2007. As of September 30, 2010, municipal bonds issued by the state of Florida constitute approximately 26% of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in Florida than other more geographically diversified national municipal income funds.

12. Subsequent Event

On November 19, 2010, the Boards of Trustees/Directors of Delaware Investments National Municipal Income Fund (the “National Muni Fund”) and Delaware Investments Arizona Municipal Income Fund, Inc. (the “Arizona Muni Fund”) announced their decision to approve a proposal providing for the reorganization of the Arizona Muni Fund into the National Muni Fund. Under the terms of the proposed reorganization, the National Muni Fund would acquire substantially all of the Arizona Muni Fund’s assets in exchange for newly issued shares of beneficial interest of the National Muni Fund. Those shares of the National Muni Fund would then be distributed pro rata to Arizona Muni Fund’s shareholders, and the Arizona Muni Fund would subsequently be liquidated and dissolved.

Common shares of Arizona Muni Fund would be exchanged for common shares of National Muni Fund based on the relative net asset values of each Fund’s common shares. These transactions, which are expected to be tax-free, are subject to the approval of the Agreement and Plan of Acquisition by each Fund’s shareholders (which includes the National Muni Fund’s approval of the issuance of new common shares).

Each Fund’s Board plans to submit the proposals described above to each Fund’s shareholders at a special meeting, currently expected to take place on February 25, 2011. Any solicitation of proxies by each Fund in connection with this shareholder meeting will be made only pursuant to proxy materials filed under the federal securities laws. It is anticipated that these proxy materials will be distributed to each Fund’s shareholders in January 2011. There can be no assurance that the shareholders of each Fund will vote in favor of the proposals.

Other Fund information
(Unaudited)

Delaware Investments Closed-End Municipal Bond Funds (the “Funds”)

Change in Independent Registered Public Accounting Firm. Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for the Funds effective May 27, 2010. At a meeting held on February 18, 2010, the Board of Directors/Trustees of the Funds, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Funds for the fiscal year ending March 31, 2011. During the fiscal years ended March 31, 2010 and March 31, 2009, E&Y’s audit reports on the financial statements of the Funds did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Funds and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Funds nor anyone on their behalf has consulted with PwC at any time prior to its selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of
September 30, 2010
Arizona Municipal Income Fund	50
Colorado Municipal
Income Fund	113
Minnesota Municipal Income
Fund II	549
National Municipal Income Fund	96

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics

Not applicable.

	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

	(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Colorado Municipal Income Fund, Inc.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 6, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 6, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 6, 2010